UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04627
Name of Registrant: Vanguard Convertible Securities Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 28, 2013
Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments
As of February 28, 2013

				Face	Market
		Maturity		Amount	Value
	Coupon	Date	Currency	(000)	($000)
Convertible Bonds (83.7%)
Consumer Discretionary (11.1%)
ABC-Mart Inc. Cvt.	0.000%	2/5/18	JPY	160,000	1,784
Faurecia Cvt.	3.250%	1/1/18	EUR	1,418	1,931
Group 1 Automotive Inc. Cvt.	2.250%	6/15/36	USD	10,244	11,582
1 Iconix Brand Group Inc. Cvt.	2.500%	6/1/16	USD	11,900	12,874
Intime Department Store Group Co. Ltd. Cvt.	1.750%	10/27/13	HKD	19,000	2,612
1 Jarden Corp. Cvt.	1.875%	9/15/18	USD	29,610	33,034
KB Home Cvt.	1.375%	2/1/19	USD	8,250	8,296
Meritage Homes Corp. Cvt.	1.875%	9/15/32	USD	8,945	9,471
MGM Resorts International Cvt.	4.250%	4/15/15	USD	23,235	25,007
Misarte Cvt.	3.250%	1/1/16	EUR	2,842	4,772
Newford Capital Ltd. Cvt.	0.000%	5/12/16	USD	5,300	5,472
Nokian Renkaat OYJ Cvt.	0.000%	6/27/14	EUR	3,100	4,909
1 priceline.com Inc. Cvt.	1.000%	3/15/18	USD	21,805	24,163
Sekisui House Ltd. Cvt.	0.000%	7/5/16	JPY	520,000	6,634
Sony Corp. Cvt.	0.000%	11/30/17	JPY	80,000	1,234
Standard Pacific Corp. Cvt.	1.250%	8/1/32	USD	6,790	8,466
Steinhoff Finance Holding GmbH Cvt.	5.000%	5/22/16	EUR	5,550	7,931
Steinhoff Finance Holding GmbH Cvt.	4.500%	3/31/18	EUR	200	268
1 Toll Brothers Finance Corp. Cvt.	0.500%	9/15/32	USD	15,845	16,489
TUI Travel PLC Cvt.	6.000%	10/5/14	GBP	200	330
TUI Travel PLC Cvt.	4.900%	4/27/17	GBP	1,900	3,189
					190,448
Consumer Staples (1.5%)
Aeon Co. Ltd. Cvt.	0.300%	11/22/13	JPY	107,000	1,308
Glory River Holdings Ltd. Cvt.	1.000%	7/29/15	HKD	13,500	1,781
Marine Harvest ASA Cvt.	4.500%	2/23/15	EUR	700	1,154
Olam International Ltd. Cvt.	6.000%	10/15/16	USD	3,100	2,902
Pescanova SA Cvt.	6.750%	3/5/15	EUR	1,900	2,561
Pescanova SA Cvt.	5.125%	4/20/17	EUR	2,500	3,341
Unicharm Corp. Cvt.	0.000%	9/24/15	JPY	300,000	4,434
Vector Group Ltd. Cvt.	2.500%	1/15/19	USD	7,245	8,213
					25,694
Energy (9.5%)
BPZ Resources Inc. Cvt.	6.500%	3/1/15	USD	7,785	6,671
Cam 2012 SPA Cvt.	5.625%	10/26/17	EUR	2,500	3,709
Cie Generale de Geophysique - Veritas Cvt.	1.750%	1/1/16	EUR	2,072	2,867
Cobalt International Energy Inc. Cvt.	2.625%	12/1/19	USD	34,025	35,131
Eni SPA Cvt.	0.250%	11/30/15	EUR	3,200	4,248
Golar LNG Ltd. Cvt.	3.750%	3/7/17	USD	2,800	2,871
Helix Energy Solutions Group Inc. Cvt.	3.250%	3/15/32	USD	14,810	18,272
1 Hornbeck Offshore Services Inc. Cvt.	1.500%	9/1/19	USD	28,315	31,270
Lukoil International Finance BV Cvt.	2.625%	6/16/15	USD	5,300	5,899
Paladin Energy Ltd. Cvt.	3.625%	11/4/15	USD	2,591	2,283
Paladin Energy Ltd. Cvt.	6.000%	4/30/17	USD	2,634	2,508
1 PDC Energy Inc. Cvt.	3.250%	5/15/16	USD	7,055	9,194
Pembina Pipeline Corp. Cvt.	5.750%	12/31/18	CAD	3,360	3,596
Pembina Pipeline Corp. Cvt.	5.750%	11/30/20	CAD	435	472
Petrominerales Ltd. Cvt.	2.625%	8/25/16	USD	1,900	1,859

1 SEACOR Holdings Inc. Cvt.	2.500%	12/15/27	USD	20,810	22,085
Seadrill Ltd. Cvt.	3.375%	10/27/17	USD	2,100	2,795
Subsea 7 SA Cvt.	2.250%	10/11/13	USD	700	799
Technip SA Cvt.	0.500%	1/1/16	EUR	1,271	1,956
TMK Bonds SA Cvt.	5.250%	2/11/15	USD	4,200	4,294
					162,779
Financials (10.5%)
1 American Equity Investment Life Holding Co.
Cvt.	3.500%	9/15/15	USD	15,465	19,312
Amtrust Financial Services Inc. Cvt.	5.500%	12/15/21	USD	8,878	12,290
Beni Stabili SPA Cvt.	3.375%	1/17/18	EUR	600	818
BES Finance Ltd. Cvt.	3.500%	12/6/15	USD	5,500	6,028
1 BioMed Realty LP Cvt.	3.750%	1/15/30	USD	1,700	2,105
BNP Paribas SA Cvt.	0.250%	9/21/15	EUR	2,900	3,979
CapitaCommercial Trust Cvt.	2.500%	9/12/17	SGD	4,000	3,609
CapitaLand Ltd. Cvt.	2.875%	9/3/16	SGD	4,750	4,150
China Overseas Grand Oceans Finance
Cayman Ltd. Cvt.	2.000%	3/21/17	HKD	31,000	4,926
Deutsche Euroshop AG Cvt.	1.750%	11/20/17	EUR	300	415
1 DFC Global Corp. Cvt.	3.250%	4/15/17	USD	14,490	15,876
DFC Global Corp. Cvt.	3.000%	4/1/28	USD	8,726	10,013
Fidelity National Financial Inc. Cvt.	4.250%	8/15/18	USD	2,905	3,845
Fonciere Des Regions Cvt.	3.340%	1/1/17	EUR	1,482	2,046
Forest City Enterprises Inc. Cvt.	4.250%	8/15/18	USD	22,052	23,444
Gecina SA Cvt.	2.130%	1/1/16	EUR	1,973	2,826
Graubuendner Kantonalbank Cvt.	2.000%	5/8/14	CHF	4,390	4,781
GSW Immobilien AG Cvt.	2.000%	11/20/19	EUR	1,800	2,493
1 Host Hotels & Resorts LP Cvt.	2.500%	10/15/29	USD	10,645	14,318
Industrivarden AB Cvt.	2.500%	2/27/15	EUR	1,950	3,149
1 NorthStar Realty Finance LP Cvt.	7.500%	3/15/31	USD	1,870	2,783
Old Republic International Corp. Cvt.	3.750%	3/15/18	USD	8,515	9,372
ORIX Corp. Cvt.	1.000%	3/31/14	JPY	75,000	1,203
Radian Group Inc. Cvt.	2.250%	3/1/19	USD	8,250	8,838
Sherson Ltd. Cvt.	0.000%	6/4/14	HKD	28,610	4,606
Shui On Land Ltd. Cvt.	4.500%	9/29/15	CNY	4,000	659
TAG Immobilien AG Cvt.	5.500%	6/28/19	EUR	700	1,109
Walter Investment Management Corp. Cvt.	4.500%	11/1/19	USD	9,315	10,427
					179,420
Health Care (19.1%)
Auxilium Pharmaceuticals Inc. Cvt.	1.500%	7/15/18	USD	3,680	3,685
Brookdale Senior Living Inc. Cvt.	2.750%	6/15/18	USD	25,110	30,320
Endo Health Solutions Inc. Cvt.	1.750%	4/15/15	USD	6,560	7,913
Hologic Inc. Cvt.	2.000%	12/15/37	USD	10,545	12,529
Hologic Inc. Cvt.	2.000%	3/1/42	USD	15,615	16,171
1 Illumina Inc. Cvt.	0.250%	3/15/16	USD	13,395	12,750
Insulet Corp. Cvt.	3.750%	6/15/16	USD	4,839	5,350
Integra LifeSciences Holdings Corp. Cvt.	1.625%	12/15/16	USD	17,868	18,404
1 Isis Pharmaceuticals Inc. Cvt.	2.750%	10/1/19	USD	12,448	14,307
LifePoint Hospitals Inc. Cvt.	3.500%	5/15/14	USD	5,954	6,270
1 Medicines Co. Cvt.	1.375%	6/1/17	USD	2,140	2,794
Molina Healthcare Inc. Cvt.	3.750%	10/1/14	USD	675	814
1 Molina Healthcare Inc. Cvt.	1.125%	1/15/20	USD	19,175	19,559
Omnicare Inc. Cvt.	3.750%	4/1/42	USD	33,789	35,225
Orpea Cvt.	3.880%	1/1/16	EUR	2,593	3,716
Qiagen Euro Finance SA Cvt.	3.250%	5/16/26	USD	3,500	4,393
1 Salix Pharmaceuticals Ltd. Cvt.	1.500%	3/15/19	USD	39,600	41,531

Sawai Pharmaceutical Co. Ltd. Cvt.	0.000%	9/17/15	JPY	282,000	3,563
Theravance Inc. Cvt.	2.125%	1/15/23	USD	7,755	7,629
Tong Jie Ltd. Cvt.	0.000%	2/18/18	HKD	27,000	3,549
United Therapeutics Corp. Cvt.	1.000%	9/15/16	USD	15,500	20,935
Volcano Corp. Cvt.	1.750%	12/1/17	USD	14,205	13,974
1 WellPoint Inc. Cvt.	2.750%	10/15/42	USD	21,725	23,191
1 Wright Medical Group Inc. Cvt.	2.000%	8/15/17	USD	16,719	18,987
					327,559
Industrials (8.1%)
1 Air Lease Corp. Cvt.	3.875%	12/1/18	USD	20,310	24,220
Asahi Glass Co. Ltd. Cvt.	0.000%	11/14/14	JPY	110,000	1,187
Barnes Group Inc. Cvt.	3.375%	3/15/27	USD	4,285	4,526
1 CBIZ Inc. Cvt.	4.875%	10/1/15	USD	2,435	2,650
Chart Industries Inc. Cvt.	2.000%	8/1/18	USD	8,090	10,380
China Merchants Holdings Pacific Ltd. Cvt.	1.250%	11/6/17	HKD	16,000	2,223
Deutsche Post AG Cvt.	0.600%	12/6/19	EUR	2,400	3,364
GVM Debentures Lux 1 SA Cvt.	5.750%	2/14/18	EUR	2,000	2,862
IHI Corp. Cvt.	0.000%	3/29/16	JPY	250,000	3,084
1 Kaman Corp. Cvt.	3.250%	11/15/17	USD	5,380	6,550
Kloeckner & Co. Financial Services SA Cvt.	2.500%	12/22/17	EUR	2,450	3,101
Larsen & Toubro Ltd. Cvt.	3.500%	10/22/14	USD	2,600	2,666
1 Lufthansa Malta Blues LP Cvt.	0.750%	4/5/17	EUR	2,426	3,690
Nagoya Railroad Co. Ltd. Cvt.	0.500%	3/31/15	JPY	35,000	446
Nexans SA Cvt.	4.000%	1/1/16	EUR	2,485	3,486
OSG Corporation Cvt.	0.000%	4/4/22	JPY	200,000	2,370
Parpublica - Participacoes Publicas SGPS SA	5.250%	9/28/17	EUR	1,700	2,367
PB Issuer No 3 Ltd. Cvt.	1.875%	10/22/18	USD	3,586	3,980
Russel Metals Inc. Cvt.	7.750%	9/30/16	CAD	3,905	4,536
SGL Carbon SE Cvt.	0.750%	5/16/13	EUR	450	588
SGL Carbon SE Cvt.	2.750%	1/25/18	EUR	3,200	4,275
Siem Industries Inc. Cvt.	1.000%	9/12/19	USD	4,600	4,712
Siemens Financieringsmaatschappij NV Cvt.	1.050%	8/16/17	USD	2,000	2,054
Siemens Financieringsmaatschappij NV Cvt.	1.650%	8/16/19	USD	1,000	1,041
SM Investments Corp. Cvt.	1.625%	2/15/17	USD	2,400	3,243
Societa Iniziative Autostradali e Servizi SPA
Cvt.	2.625%	6/30/17	EUR	1,195	1,517
Tem SAS Cvt.	4.250%	1/1/15	EUR	1,758	2,407
1 Titan Machinery Inc. Cvt.	3.750%	5/1/19	USD	10,985	11,225
Wabash National Corp. Cvt.	3.375%	5/1/18	USD	7,115	8,449
XPO Logistics Inc. Cvt.	4.500%	10/1/17	USD	7,535	9,117
Yamato Holdings Co. Ltd. Cvt.	0.000%	3/7/16	JPY	170,000	1,965
					138,281
Information Technology (16.7%)
Atos Cvt.	2.500%	1/1/16	EUR	2,466	4,055
AU Optronics Corp. Cvt.	0.000%	10/13/15	USD	3,200	3,048
Bottomline Technologies de Inc. Cvt.	1.500%	12/1/17	USD	6,940	8,003
BroadSoft Inc. Cvt.	1.500%	7/1/18	USD	1,230	1,153
Cap Gemini SA Cvt.	3.500%	1/1/14	EUR	1,402	2,127
1 Ciena Corp. Cvt.	3.750%	10/15/18	USD	15,450	17,323
Comtech Telecommunications Corp. Cvt.	3.000%	5/1/29	USD	8,950	9,263
1 CSG Systems International Inc. Cvt.	3.000%	3/1/17	USD	9,590	10,405
1 Dealertrack Technologies Inc. Cvt.	1.500%	3/15/17	USD	7,120	7,645
Econocom Group Cvt.	4.000%	6/1/16	EUR	1,946	2,921
Hanwha SolarOne Co. Ltd. Cvt.	3.500%	1/15/18	USD	2,873	2,535
Intel Corp. Cvt.	2.950%	12/15/35	USD	11,220	11,648
Intel Corp. Cvt.	3.250%	8/1/39	USD	8,865	10,488

	Ixia Cvt.	3.000%	12/15/15	USD	5,866	7,391
	Lam Research Corp. Cvt.	0.500%	5/15/16	USD	2,735	2,779
	Lam Research Corp. Cvt.	1.250%	5/15/18	USD	15,570	16,582
	Linear Technology Corp. Cvt.	3.000%	5/1/27	USD	2,500	2,678
	Mentor Graphics Corp. Cvt.	4.000%	4/1/31	USD	15,550	18,038
	Micron Technology Inc. Cvt.	1.500%	8/1/31	USD	17,310	18,219
	Micron Technology Inc. Cvt.	1.875%	8/1/31	USD	4,910	5,125
1	Micron Technology Inc. Cvt.	3.125%	5/1/32	USD	17,700	19,769
1	Micron Technology Inc. Cvt.	1.625%	2/15/33	USD	9,990	10,490
	Nuance Communications Inc. Cvt.	2.750%	11/1/31	USD	1,085	1,116
	ON Semiconductor Corp. Cvt.	2.625%	12/15/26	USD	18,782	21,224
	SanDisk Corp. Cvt.	1.500%	8/15/17	USD	28,000	34,475
	Take-Two Interactive Software Inc. Cvt.	1.750%	12/1/16	USD	11,030	11,981
	VeriSign Inc. Cvt.	3.250%	8/15/37	USD	4,665	6,747
1	Vishay Intertechnology Inc. Cvt.	2.250%	11/15/40	USD	5,860	6,376
1	Vishay Intertechnology Inc. Cvt.	2.250%	5/15/41	USD	10,745	9,637
1	Vishay Intertechnology Inc. Cvt.	2.250%	6/1/42	USD	1,880	2,311
						285,552
Materials (5.9%)
	African Minerals Ltd. Cvt.	8.500%	2/10/17	USD	2,800	2,883
	AK Steel Corp. Cvt.	5.000%	11/15/19	USD	9,400	9,429
	Cemex SAB de CV Cvt.	4.875%	3/15/15	USD	14,539	16,938
	Cemex SAB de CV Cvt.	3.250%	3/15/16	USD	6,804	8,224
	Glencore Finance Europe SA Cvt.	5.000%	12/31/14	USD	2,100	2,578
	Goldcorp Inc. Cvt.	2.000%	8/1/14	USD	585	613
	Kaiser Aluminum Corp. Cvt.	4.500%	4/1/15	USD	3,225	4,428
	Petropavlovsk 2010 Ltd. Cvt.	4.000%	2/18/15	USD	3,100	2,906
	Royal Gold Inc. Cvt.	2.875%	6/15/19	USD	16,915	17,613
	RTI International Metals Inc. Cvt.	3.000%	12/1/15	USD	12,130	13,624
	Salzgitter Finance BV Cvt.	2.000%	11/8/17	EUR	2,650	4,172
[1,2] ShengdaTech Inc. Cvt.		6.500%	12/15/15	USD	305	3
	Stillwater Mining Co. Cvt.	1.750%	10/15/32	USD	9,990	11,851
	Tata Steel Ltd. Cvt.	4.500%	11/21/14	USD	3,531	3,566
	Welspun Corp. Ltd. Cvt.	4.500%	10/17/14	USD	600	581
	Western Areas Ltd. Cvt.	6.375%	7/2/14	AUD	1,185	1,221
	Western Areas Ltd. Cvt.	6.400%	7/2/15	AUD	750	784
						101,414
Telecommunication Services (0.7%)
	Billion Express Investments Ltd. Cvt.	0.750%	10/18/15	USD	4,800	4,999
	Inmarsat PLC Cvt.	1.750%	11/16/17	USD	1,300	1,716
	KDDI Corp. Cvt.	0.000%	12/14/15	JPY	130,000	1,715
	SK Telecom Co. Ltd. Cvt.	1.750%	4/7/14	USD	2,961	3,618
						12,048
Utilities (0.6%)
	ENN Energy Holdings Ltd. Cvt.	0.000%	2/26/18	USD	3,000	3,168
	Tata Power Co. Ltd. Cvt.	1.750%	11/21/14	USD	2,700	2,816
	YTL Corp. Finance Labuan Ltd. Cvt.	1.875%	3/18/15	USD	4,200	4,636
						10,620
Total Convertible Bonds (Cost $1,338,871)						1,433,815
		Coupon			Shares
Convertible Preferred Stocks (12.5%)
Consumer Discretionary (1.4%)
	General Motors Co. Pfd.	4.750%			140,100	5,871
	Interpublic Group of Cos. Inc. Pfd.	5.250%			15,080	17,578
						23,449

Consumer Staples (0.3%)
Bunge Ltd. Pfd.	4.875%	52,700	5,547

Energy (3.9%)
1 Chesapeake Energy Corp. Pfd.	5.750%	15,010	15,563
Energy XXI Bermuda Ltd. Pfd.	5.625%	46,320	15,126
Goodrich Petroleum Corp. Pfd.	5.375%	358,000	12,597
1 Sanchez Energy Corp. Pfd.	4.875%	204,900	10,405
SandRidge Energy Inc. Pfd.	8.500%	134,880	13,038
			66,729
Financials (1.4%)
EPR Properties Pfd.	5.750%	220,000	4,907
Health Care REIT Inc. Pfd.	6.500%	184,733	11,142
Wintrust Financial Corp. Pfd.	5.000%	7,530	7,793
			23,842
Health Care (1.5%)
Alere Inc. Pfd.	3.000%	15,830	3,317
HealthSouth Corp. Pfd.	6.500%	18,790	21,573
			24,890
Industrials (1.7%)
Genesee & Wyoming Inc. Pfd.	5.000%	149,180	18,891
United Technologies Corp. Pfd.	7.500%	173,800	10,226
			29,117
Materials (1.7%)
ArcelorMittal Pfd.	6.000%	731,700	17,138
Cliffs Natural Resources Inc. Pfd.	7.000%	554,900	12,864
			30,002
Telecommunication Services (0.6%)
1 Iridium Communications Inc. Pfd.	7.000%	112,500	10,399

Total Convertible Preferred Stocks (Cost $200,614)			213,975
Temporary Cash Investment (2.7%)
Money Market Fund (2.7%)
3 Vanguard Market Liquidity Fund (Cost $46,849)	0.143%	46,848,755	46,849
Total Investments (98.9%) (Cost $1,586,334)			1,694,639
Other Assets and Liabilities-Net (1.1%)			19,634
Net Assets (100%)			1,714,273

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $505,283,000, representing 29.5% of net assets.
2 Non-income-producing security--interest payments in default.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
AUD—Australian dollars.
CAD—Canadian dollars.
CHF—Swiss francs.
CNY—Chinese Yuan.
EUR—Euro.
GBP—British pounds.
HKD—Hong Kong dollars.
JPY—Japanese Yen.
SGD—Singapore dollars.

Convertible Securities Fund

USD—United States dollars.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Bonds	—	1,433,815	—
Convertible Preferred Stocks	213,975	—	—
Temporary Cash Investments	46,849	—	—
Forward Currency Contracts—Assets	—	3,374	—
Forward Currency Contracts—Liabilities	—	(55)	—
Total	260,824	1,437,134	—

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies

Convertible Securities Fund

relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Schedule of Investments.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	4/18/13	USD	105,032	EUR	78,950	1,777
UBS AG	4/18/13	USD	23,162	JPY	2,054,560	884
UBS AG	4/18/13	USD	21,038	HKD	163,019	12
UBS AG	4/18/13	USD	9,158	CAD	9,058	357
UBS AG	4/18/13	USD	7,803	SGD	9,570	71
UBS AG	4/18/13	USD	6,738	JPY	626,600	(55)
UBS AG	4/18/13	USD	4,936	CHF	4,595	10
UBS AG	4/18/13	USD	3,740	GBP	2,330	205
UBS AG	4/18/13	USD	2,134	AUD	2,035	58
						3,319
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SGD—Singapore dollar.
USD—U.S. dollar.

E. At February 28, 2013, the cost of investment securities for tax purposes was $1,585,851,000. Net unrealized appreciation of investment securities for tax purposes was $108,788,000, consisting of unrealized gains of $129,026,000 on securities that had risen in value since their purchase and $20,238,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 18, 2013
VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444,
Incorporated by Reference.